Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 3,575	$ 3,325
Net cash flows	447	195
New leases	16	133
Tax shield on tax equity financing		(35)
Dividends declared	107	64
Foreign exchange impact	5	(42)
Other	0	(65)
Balance at end of the period	4,150	3,575
Long-term debt and lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,212	3,267
Net cash flows	133	(70)
New leases	16	133
Tax shield on tax equity financing		(35)
Dividends declared	0	0
Foreign exchange impact	5	(42)
Other	(5)	(41)
Balance at end of the period	3,361	3,212
Exchangeable securities (Note 25)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	326	0
Net cash flows	400	350
New leases	0	0
Tax shield on tax equity financing		0
Dividends declared	0	0
Foreign exchange impact	0	0
Other	4	(24)
Balance at end of the period	730	326
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	37	58
Net cash flows	(86)	(85)
New leases	0	0
Tax shield on tax equity financing		0
Dividends declared	107	64
Foreign exchange impact	0	0
Other	1	0
Balance at end of the period	$ 59	$ 37